Document	Jul. 29, 2021	Apr. 29, 2021
Document Information [Line Items]
Document Type		8-K
Entity Registrant Name		BRUNSWICK CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		001-01043
Entity Tax Identification Number		36-0848180
Entity Address, Address Line One		26125 N. Riverwoods Blvd., Suite 500
Entity Address, City or Town		Mettawa
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60045-3420
City Area Code		(847)
Local Phone Number		735-4700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0000014930
Amendment Flag		false
Document Period End Date	Jul. 29, 2021
6.500% Senior Notes due 2048 [Member]
Document Information [Line Items]
Title of 12(b) Security		6.500% Senior Notes due 2048
Trading Symbol		BC-A
Security Exchange Name		NYSE
6.625% Senior Notes due 2049 [Member]
Document Information [Line Items]
Title of 12(b) Security		6.625% Senior Notes due 2049
Trading Symbol		BC-B
Security Exchange Name		NYSE
6.375% Senior Notes due 2049 [Member]
Document Information [Line Items]
Title of 12(b) Security		6.375% Senior Notes due 2049
Trading Symbol		BC-C
Security Exchange Name		NYSE
CHICAGO STOCK EXCHANGE, INC [Member] | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Common stock, par value $0.75 per share
Trading Symbol		BC
Security Exchange Name		CHX
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Common stock, par value $0.75 per share
Trading Symbol		BC
Security Exchange Name		NYSE